Share-Based Compensation - Assumptions Used to Calculate Fair Value of Stock Options Granted under Black-Scholes Option Pricing Model (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average fair value	$ 5.14	$ 5.02
Expected volatility	45.20%	42.70%
Expected life	6 years 3 months 18 days	6 years 3 months 18 days
Risk-free interest rate	0.90%	0.70%
Dividend yield	0.00%	0.00%